Information on geographical areas (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of geographical areas [abstract]
Summary of additional information by country

Additional information by country
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	14,449	14,488	15,138	5,171	8,831	6,621	294,485	310,912	299,767	1,445	4,874	2,384	461	1,399	728	601	376	428
Belgium	Belgium [5]	ING België N.V.	Wholesale / Retail	6,392	6,582	6,965	1,917	4,365	2,754	128,391	128,323	130,335	-119	2,297	842	7	584	212	169	152	174
	Luxembourg	ING Luxembourg S.A.	Wholesale / Retail	939	927	856	587	503	366	14,435	18,415	20,406	328	262	189	84	66	48	40	37	20
Germany	Germany [5]	ING DiBa A.G.	Wholesale / Retail	5,499	5,573	5,521	1,244	8,573	2,962	171,899	167,516	159,799	-221	6,798	1,587	-55	2,176	523	904	189	493
Rest of Europe	Poland [1]	ING Bank Slaski S.A	Wholesale / Retail	11,677	11,130	10,674	2,350	1,652	1,509	52,134	45,598	43,888	1,236	544	660	286	143	154	136	-23	235
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,576	1,439	1,380	1,156	899	743	33,092	32,277	32,559	533	321	212	125	105	57	114	101	59
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	1,190	1,118	1,099	433	345	335	14,832	14,152	13,983	128	63	73	54	22	25	19	2	2
	Romania [1]	Branch of ING Bank N.V.	Wholesale / Retail	3,971	3,580	3,319	690	584	495	11,496	10,555	9,635	396	324	273	61	51	41	55	67	21
	Türkiye	ING Bank A.S.	Wholesale / Retail	2,973	3,076	3,338	14	64	335	4,770	5,400	5,818	-232	-143	144	-20	65	35	29	79	33
	UK	Branch of ING Bank N.V.	Wholesale	722	692	698	758	693	636	50,572	46,066	50,734	510	286	277	131	81	73	101	58	50
	Switzerland	Branch of ING Bank N.V.	Wholesale	292	277	259	248	290	241	8,501	9,513	11,081	137	182	148	19	25	21	52	45	67
	France [2,4]	Branch of ING Bank N.V.	Wholesale	194	600	764	221	557	313	8,458	9,086	12,397	91	228	-65	25	60	-16	7	22	-7
	Ireland	Branch of ING Bank N.V.	Wholesale	82	72	64	83	66	70	3,907	2,773	1,831	71	28	77	9	3	10	8	6	10
	Czech Republic [3]	Branch of ING Bank N.V.	Wholesale	134	137	285	76	78	100	3,191	3,192	2,894	33	38	33	6	6	8	10	13	-2
	Hungary	Branch of ING Bank N.V.	Wholesale	127	120	119	85	82	44	1,893	1,993	1,148	35	38	12	7	5	3	9	2	2
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	259	272	281	136	246	38	925	2,783	898	151	128	3	31	9	0	20	21	-7
	Slovakia [1]	Branch of ING Bank N.V.	Wholesale	1,347	1,129	983	20	15	15	618	391	352	11	-1	3	2	1	0	2	0	2
	Portugal	Branch of ING Bank N.V.	Wholesale	10	11	11	17	15	15	620	689	675	12	9	9	3	3	3	2	2	3
	Ukraine	PJSC ING Bank Ukraine	Wholesale	91	91	96	53	45	22	590	385	409	44	9	11	22	2	2	7	2	2
	Bulgaria	Branch of ING Bank N.V.	Wholesale	61	60	61	23	15	14	530	436	420	11	1	2	1	0	0	1	0	0
	Austria [3]	Branch of ING Bank N.V.	Wholesale	17	17	292	9	19	175	383	261	419	-4	9	101	-1	2	16	1	3	6
1Includes significant number of FTEs in relation to global services provided.
2Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.2 million (2022: EUR 0.1 million; 2021: EUR 0.0 million).
3In 2021, ING exited from the retail banking markets in Austria and the Czech Republic.
4In 2022, ING exited from the retail banking markets in France and the Philippines.
5Result before tax is impacted by the EU 'IAS 39' carve out adjustment.

Additional information by country (continued)
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Rest of the World	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	1,820	1,556	1,503	1,033	948	782	52,734	52,728	49,826	572	557	500	174	172	149	185	135	121
	USA	ING Financial Holdings Corp.	Wholesale	603	586	563	1,124	892	936	66,143	65,024	55,582	654	413	779	185	115	182	183	135	148
	Singapore	Branch of ING Bank N.V.	Wholesale	576	565	573	354	354	331	26,816	25,701	24,163	172	105	133	24	14	19	13	21	9
	Japan	Branch of ING Bank N.V.	Wholesale	32	31	30	40	30	25	14,267	5,128	2,256	17	20	4	7	7	2	10	-1	3
	South Korea	Branch of ING Bank N.V.	Wholesale	86	78	75	92	86	65	6,167	7,989	5,800	39	47	26	9	12	6	24	7	-2
	Hong Kong	Branch of ING Bank N.V.	Wholesale	104	103	105	101	82	79	4,378	4,343	6,691	-18	-33	5	-2	-5	1	0	0	-7
	Taiwan	Branch of ING Bank N.V.	Wholesale	37	35	33	39	33	26	2,597	3,578	2,963	0	-16	-3	1	-5	-1	0	4	0
	China	Branch of ING Bank N.V.	Wholesale	78	76	79	18	30	26	998	1,181	1,654	-12	4	0	2	5	6	-9	13	-1
	Philippines [1,4]	Branch of ING Bank N.V.	Wholesale	4,079	3,098	2,414	10	10	6	403	381	567	1	-39	-33	2	8	-5	2	2	1
	United Arab Emirates	Branch of ING Bank N.V.	Wholesale	11	10	10	-2	-1	0	1	1	1	-3	-1	-1	0	0	0	0	0	0
	Sri Lanka	Branch of ING Hubs B.V.	Global services	4	4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Brazil	ING ADMINISTRAÇÃO LTDA.	In run-off / liquidation	2	30	63	18	17	13	73	57	288	17	9	1	0	1	5	4	5	8
	Mexico	ING Consulting, S.A. de C.V.	In run-off / liquidation		6	6		0	1		1	3		-2	-1		0	0		0	0
	Canada	Payvision Canada Services Ltd.	Dissolved in 2023		0	0		0	0		0	0		0	0		0	0		0	0
	Macau	Payvision Macau Ltd.	Liquidated in 2022		0	0		0	0		0	0		0	0		0	0		0	0
	Indonesia	PT ING Securities Indonesia	Liquidated in 2022		0	0		0	0		0	5		0	0		0	0		0	0
	Malaysia	Branch of ING Bank N.V.	Closed in 2022		0	4		0	0		1	1		0	-1		0	0	0	0	0
	Mauritius	ING Mauritius Investment I	Liquidated in 2022		0	0		0	0		0	0		0	0		0	0		0	0
	Colombia	ING Capital Colombia S.A.S.	Dissolved in 2021			0			0			0			0			0			0
Total				59,434	57,569	57,660	18,121	30,418	20,093	980,299	976,834	949,250	6,037	17,358	8,385	1,662	5,130	2,306	2,700	1,474	1,873
1 Includes significant number of FTEs in relation to global services provided.
4 In 2022, ING exited from the retail banking markets in France and the Philippines.